Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

August 30, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333–157876 and 811–22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 190 to the Trust’s Registration Statement on Form N-1A (“PEA No. 190”). The purpose of PEA No. 190 is to reflect: (i) changes to the principal investment strategy of, and the addition of a sub-adviser for, the AdvisorShares North Square McKee ESG Core Bond ETF (formerly, the AdvisorShares FolioBeyond Smart Core Bond ETF); (ii) a new sub-adviser for the AdvisorShares North Square McKee Core Reserves ETF (formerly, the AdvisorShares Sage Core Reserves ETF); (iii) changes to the principal investment strategy of the AdvisorShares Q Portfolio Blended Allocation ETF; and (iv) a change to the sub-adviser for the AdvisorShares STAR Global Buy-Write ETF.

If you have questions, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001